Leases - Lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	$ 73,917	$ 83,605
Long Term Lease liability	104,734	146,905
Lease Liabilities	178,651	230,510
Aircraft [member]
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	70,061	77,777
Long Term Lease liability	86,167	125,216
Real Estate [Member]
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	3,856	5,828
Long Term Lease liability	$ 18,567	$ 21,689